Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [Abstract]
Schedule of Inventory

	December 31, 2019	December 31, 2018
In-process precious metals	$59.0	$53.6
Ore in stockpiles	33.4	35.4
Parts and supplies	49.2	45.7
Dore, refined precious metals and gold in concentrate	11.0	5.5
	152.6	140.2
Less: Long-term inventory	(25.7)	(30.0)
	$126.9	$110.2